Income Taxes - Deferred tax assets not recognized (Details) $ in Millions	Dec. 31, 2017 USD ($)
Deferred tax assets and liabilities
Undistributed reserves of subsidiaries for which no deferred tax liability is recognized	$ 10,738
Unused tax losses for which no deferred tax asset recognised	2,900
France
Deferred tax assets and liabilities
Unused tax losses for which no deferred tax asset recognised	479
Australia
Deferred tax assets and liabilities
Unused tax losses for which no deferred tax asset recognised	423
Nigeria
Deferred tax assets and liabilities
Unused tax losses for which no deferred tax asset recognised	303
Canada
Deferred tax assets and liabilities
Unused tax losses for which no deferred tax asset recognised	$ 241